EQUITY - Schedule Of Number Of Issued And Outstanding Common Shares And Unexercised Options (Details) - shares	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of classes of share capital [line items]
Number of Common Shares Held by the Company	183,590,069	157,179,232	122,774,707
Common shares
Disclosure of classes of share capital [line items]
Issued and Outstanding (in shares)	2,244,703,636	2,259,825,132	2,285,186,188
Unexercised options and other share-based plans (in shares)	138,541,660	143,708,096
Total diluted shares (in shares)	2,383,245,296	2,403,533,228
Class A shares | Common shares
Disclosure of classes of share capital [line items]
Issued and Outstanding (in shares)	2,244,618,516	2,259,740,012
Common Class B | Common shares
Disclosure of classes of share capital [line items]
Issued and Outstanding (in shares)	85,120	85,120